March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.7%
DSV A/S	18,548	$ 3,586,832
Building Products — 8.8%
Cie de Saint-Gobain SA	127,548	12,705,917
Kingspan Group PLC	101,035	8,161,424
Owens Corning	56,694	8,097,037
Trane Technologies PLC	46,537	15,679,246
		44,643,624
Chemicals — 3.0%
Air Liquide SA	38,523	7,317,254
Linde PLC	17,262	8,037,877
		15,355,131
Commercial Services & Supplies — 5.0%
Republic Services, Inc.	57,525	13,930,254
Waste Management, Inc.	49,759	11,519,706
		25,449,960
Construction & Engineering — 5.1%
Quanta Services, Inc.	43,200	10,980,576
Vinci SA	120,210	15,153,686
		26,134,262
Construction Materials — 1.2%
Heidelberg Materials AG	34,326	5,917,031
Electric Utilities — 27.7%
American Electric Power Co., Inc.(a)	109,550	11,970,529
Constellation Energy Corp.(b)	52,718	10,629,530
Duke Energy Corp.(a)	95,692	11,671,553
EDP SA	1,497,322	5,038,495
Elia Group SA/NV	114,342	9,917,332
Enel SpA	1,991,619	16,145,067
Entergy Corp.	106,100	9,070,489
NextEra Energy, Inc.(a)(b)	414,410	29,377,525
PG&E Corp.	642,650	11,040,727
Southern Co.	135,898	12,495,821
SSE PLC	645,152	13,289,067
		140,646,135
Electrical Equipment — 13.4%
Eaton Corp. PLC	17,778	4,832,594
GE Vernova, Inc.(a)(b)	52,592	16,055,286
Hubbell, Inc.	16,410	5,430,233
Nexans SA	50,514	4,959,118
NEXTracker, Inc., Class A(c)	114,758	4,835,902
nVent Electric PLC	102,492	5,372,631
Prysmian SpA	151,119	8,318,645
Schneider Electric SE	26,036	6,010,287
Vertiv Holdings Co., Class A	76,204	5,501,929
Vestas Wind Systems A/S(c)	482,391	6,673,635
		67,990,260
Electronic Equipment, Instruments & Components — 1.2%
Hexagon AB, Class B	566,014	6,050,556
Ground Transportation — 2.3%
Canadian Pacific Kansas City Ltd.	96,172	6,749,182
Union Pacific Corp.	21,850	5,161,844
		11,911,026
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 2.8%
EDP Renovaveis SA	549,752	$ 4,580,277
Orron Energy AB(c)	3,401,100	1,563,211
Vistra Corp.	69,133	8,118,980
		14,262,468
Machinery — 1.7%
Ingersoll Rand, Inc.	108,858	8,711,906
Multi-Utilities — 13.6%
CenterPoint Energy, Inc.	211,850	7,675,325
CMS Energy Corp.(a)	117,874	8,853,516
National Grid PLC	1,496,832	19,524,995
NiSource, Inc.	240,500	9,641,645
Public Service Enterprise Group, Inc.(b)	127,636	10,504,443
Sempra(b)	182,900	13,051,744
		69,251,668
Oil, Gas & Consumable Fuels — 11.5%
Cheniere Energy, Inc.(b)	65,832	15,233,525
Hess Midstream LP, Class A	103,250	4,366,442
Pembina Pipeline Corp.	182,548	7,301,666
Targa Resources Corp.	68,174	13,666,842
Williams Cos., Inc.(b)	297,331	17,768,501
		58,336,976
Semiconductors & Semiconductor Equipment(c) — 1.5%
First Solar, Inc.	37,232	4,707,241
ON Semiconductor Corp.	70,478	2,867,750
		7,574,991
Total Long-Term Investments — 99.5% (Cost: $352,776,247)		505,822,826
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(d)(e)	6,623,678	6,623,678
Total Short-Term Securities — 1.3% (Cost: $6,623,678)		6,623,678
Total Investments Before Options Written — 100.8% (Cost: $359,399,925)		512,446,504
Options Written — (0.8)% (Premiums Received: $(4,426,619))		(4,081,733)
Total Investments, Net of Options Written — 100.0% (Cost: $354,973,306)		508,364,771
Liabilities in Excess of Other Assets — 0.0%		(154,369)
Net Assets — 100.0%		$ 508,210,402

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 7,255,829	$ (7,255,829)	$ —	$ —	$ —	—	$ 186 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	13,062,505	—	(6,438,827)(c)	—	—	6,623,678	6,623,678	119,007	—
				$ —	$ —	$ 6,623,678		$ 119,193	$ —

(a)	As of period end, the entity is no longer held.
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
GE Vernova, Inc.	36	04/04/25	USD	370.00	USD	1,099	$ (900)
NextEra Energy, Inc.	387	04/04/25	USD	72.00	USD	2,743	(20,704)
ON Semiconductor Corp.	103	04/04/25	USD	55.00	USD	419	(1,545)
PG&E Corp.	932	04/04/25	USD	17.00	USD	1,601	(29,824)
Southern Co.	255	04/04/25	USD	91.00	USD	2,345	(36,975)
Vistra Corp.	101	04/04/25	USD	165.00	USD	1,186	(2,071)
Williams Cos., Inc.	608	04/04/25	USD	59.00	USD	3,633	(77,520)
Vertiv Holdings Co., Class A	82	04/11/25	USD	92.00	USD	592	(1,927)
Williams Cos., Inc.	432	04/11/25	USD	57.00	USD	2,582	(138,240)
Canadian Pacific Kansas City Ltd.	169	04/17/25	CAD	115.00	CAD	1,707	(1,879)
CenterPoint Energy, Inc.	741	04/17/25	USD	37.00	USD	2,685	(25,935)
Cheniere Energy, Inc.	78	04/17/25	USD	240.00	USD	1,805	(31,590)
Duke Energy Corp.	172	04/17/25	USD	115.00	USD	2,098	(118,680)
Eaton Corp. PLC	17	04/17/25	USD	330.00	USD	462	(680)
Hess Midstream LP, Class A	180	04/17/25	USD	45.00	USD	761	(2,250)
Hubbell, Inc.	29	04/17/25	USD	360.00	USD	960	(5,873)
Ingersoll Rand, Inc.	111	04/17/25	USD	90.00	USD	888	(8,325)
Linde PLC	31	04/17/25	USD	470.00	USD	1,443	(19,375)
NextEra Energy, Inc.	631	04/17/25	USD	72.50	USD	4,473	(63,415)
NiSource, Inc.	454	04/17/25	USD	40.50	USD	1,820	(26,652)
nVent Electric PLC	177	04/17/25	USD	71.15	USD	928	(22)
Owens Corning	99	04/17/25	USD	155.00	USD	1,414	(9,405)
Public Service Enterprise Group, Inc.	239	04/17/25	USD	87.50	USD	1,967	(4,183)
Quanta Services, Inc.	60	04/17/25	USD	310.00	USD	1,525	(7,200)
Republic Services, Inc.	96	04/17/25	USD	230.00	USD	2,325	(129,600)
Sempra	320	04/17/25	USD	86.84	USD	2,284	(4)
Targa Resources Corp.	94	04/17/25	USD	210.00	USD	1,884	(24,440)
Trane Technologies PLC	97	04/17/25	USD	377.12	USD	3,268	(5,885)
Union Pacific Corp.	29	04/17/25	USD	250.00	USD	685	(1,523)
Vertiv Holdings Co., Class A	49	04/17/25	USD	95.00	USD	354	(1,054)
Vistra Corp.	140	04/17/25	USD	140.00	USD	1,644	(14,210)
Waste Management, Inc.	180	04/17/25	USD	230.00	USD	4,167	(81,000)
GE Vernova, Inc.	148	04/25/25	USD	355.00	USD	4,518	(65,120)
ON Semiconductor Corp.	143	04/25/25	USD	47.00	USD	582	(7,508)
American Electric Power Co., Inc.	259	04/28/25	USD	103.50	USD	2,830	(177,660)
Constellation Energy Corp.	92	05/02/25	USD	240.00	USD	1,855	(23,000)
NextEra Energy, Inc.	432	05/02/25	USD	72.00	USD	3,062	(85,536)
PG&E Corp.	80	05/02/25	USD	17.50	USD	137	(3,680)
Southern Co.	220	05/02/25	USD	92.00	USD	2,023	(51,700)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Union Pacific Corp.	22	05/02/25	USD	245.00	USD	520	$ (7,920)
Vertiv Holdings Co., Class A	135	05/02/25	USD	105.00	USD	975	(5,940)
Constellation Energy Corp.	92	05/09/25	USD	245.00	USD	1,855	(29,900)
American Electric Power Co., Inc.	124	05/16/25	USD	106.00	USD	1,355	(60,082)
Canadian Pacific Kansas City Ltd.	167	05/16/25	CAD	110.00	CAD	1,687	(10,212)
Cheniere Energy, Inc.	82	05/16/25	USD	250.00	USD	1,897	(35,670)
Duke Energy Corp.	170	05/16/25	USD	121.00	USD	2,073	(59,720)
Eaton Corp. PLC	45	05/16/25	USD	300.00	USD	1,223	(20,700)
Hess Midstream LP, Class A	180	05/16/25	USD	45.00	USD	761	(4,950)
Hubbell, Inc.	29	05/16/25	USD	360.00	USD	960	(18,705)
Ingersoll Rand, Inc.	270	05/16/25	USD	86.00	USD	2,161	(38,374)
Linde PLC	30	05/16/25	USD	455.00	USD	1,397	(65,700)
NiSource, Inc.	387	05/16/25	USD	40.00	USD	1,551	(47,407)
nVent Electric PLC	181	05/16/25	USD	60.00	USD	949	(19,457)
Owens Corning	99	05/16/25	USD	160.00	USD	1,414	(23,265)
Public Service Enterprise Group, Inc.	207	05/16/25	USD	85.00	USD	1,704	(35,190)
Quanta Services, Inc.	91	05/16/25	USD	290.00	USD	2,313	(41,405)
Republic Services, Inc.	105	05/16/25	USD	240.00	USD	2,543	(89,250)
Targa Resources Corp.	145	05/16/25	USD	210.00	USD	2,907	(87,000)
Trane Technologies PLC	65	05/16/25	USD	370.00	USD	2,190	(24,212)
Union Pacific Corp.	25	05/16/25	USD	250.00	USD	591	(7,625)
							$ (2,039,774)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
DSV A/S	Bank of America N.A.	3,400	04/01/25	DKK	1,460.54	DKK	4,536	$ —
CMS Energy Corp.	Bank of America N.A.	15,100	04/02/25	USD	72.27	USD	1,134	(43,613)
Cie de Saint-Gobain SA	UBS AG	31,100	04/03/25	EUR	95.96	EUR	2,865	(2,417)
Prysmian SpA	Barclays Bank PLC	22,700	04/03/25	EUR	70.76	EUR	1,156	—
Nexans SA	Citibank N.A.	6,200	04/08/25	EUR	110.56	EUR	563	(6)
Pembina Pipeline Corp.	Citibank N.A.	31,900	04/08/25	CAD	53.49	CAD	1,836	(92,470)
Entergy Corp.	Citibank N.A.	37,100	04/09/25	USD	88.47	USD	3,172	(12,806)
Air Liquide SA	Bank of America N.A.	5,100	04/10/25	EUR	176.54	EUR	896	(8,278)
Cie de Saint-Gobain SA	Morgan Stanley & Co. International PLC	21,700	04/10/25	EUR	101.62	EUR	1,999	(1,414)
EDP SA	BNP Paribas SA	304,200	04/10/25	EUR	3.01	EUR	947	(38,001)
Kingspan Group PLC	Bank of America N.A.	19,200	04/10/25	EUR	71.31	EUR	1,434	(66,385)
Prysmian SpA	Citibank N.A.	33,700	04/10/25	EUR	70.78	EUR	1,716	—
Vinci SA	UBS AG	48,900	04/10/25	EUR	111.24	EUR	5,701	(292,579)
CMS Energy Corp.	Bank of America N.A.	26,100	04/11/25	USD	73.15	USD	1,960	(71,819)
EDP SA	Goldman Sachs International	46,200	04/15/25	EUR	3.09	EUR	144	(3,282)
Nexans SA	Citibank N.A.	6,200	04/15/25	EUR	110.56	EUR	563	(186)
Vestas Wind Systems A/S	Goldman Sachs International	25,000	04/15/25	DKK	107.82	DKK	2,386	(2,004)
PG&E Corp.	Bank of America N.A.	15,400	04/17/25	USD	16.63	USD	265	(12,785)
PG&E Corp.	Morgan Stanley & Co. International PLC	15,400	04/22/25	USD	16.95	USD	265	(9,945)
Pembina Pipeline Corp.	Citibank N.A.	31,900	04/23/25	CAD	53.49	CAD	1,836	(100,280)
Air Liquide SA	Citibank N.A.	8,700	04/25/25	EUR	186.35	EUR	1,528	(4,305)
EDP SA	Bank of America N.A.	84,200	04/25/25	EUR	3.10	EUR	262	(7,784)
Enel SpA	Morgan Stanley & Co. International PLC	609,900	04/25/25	EUR	6.91	EUR	4,572	(411,776)
National Grid PLC	Bank of America N.A.	238,800	04/25/25	GBP	9.62	GBP	2,411	(183,358)
PG&E Corp.	Bank of America N.A.	15,400	04/25/25	USD	16.95	USD	265	(10,464)
Schneider Electric SE	Goldman Sachs International	5,300	04/25/25	EUR	241.41	EUR	1,131	(3,269)
SSE PLC	Goldman Sachs International	56,000	04/25/25	GBP	15.42	GBP	893	(57,983)
Cheniere Energy, Inc.	Morgan Stanley & Co. International PLC	7,000	04/28/25	USD	232.00	USD	1,620	(65,412)
Enel SpA	Barclays Bank PLC	101,700	04/29/25	EUR	7.11	EUR	762	(49,471)
Hexagon AB, Class B	BNP Paribas SA	87,700	04/29/25	SEK	119.63	SEK	9,423	(3,137)
National Grid PLC	Goldman Sachs International	69,100	04/29/25	GBP	9.86	GBP	698	(35,664)
EDP Renovaveis SA	Bank of America N.A.	96,200	04/30/25	EUR	8.77	EUR	741	(1,090)

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
PG&E Corp.	Bank of America N.A.	15,400	05/05/25	USD	17.57	USD	265	$ (7,101)
Hexagon AB, Class B	Barclays Bank PLC	110,400	05/06/25	SEK	117.72	SEK	11,863	(5,327)
Kingspan Group PLC	UBS AG	16,200	05/06/25	EUR	84.31	EUR	1,210	(4,049)
National Grid PLC	Barclays Bank PLC	215,900	05/06/25	GBP	9.84	GBP	2,180	(122,287)
Vestas Wind Systems A/S	Bank of America N.A.	82,100	05/06/25	DKK	131.08	DKK	7,837	(3,027)
EDP SA	UBS AG	89,500	05/08/25	EUR	3.15	EUR	279	(2,944)
Nexans SA	Goldman Sachs International	5,200	05/08/25	EUR	102.96	EUR	472	(4,418)
Schneider Electric SE	Bank of America N.A.	3,900	05/08/25	EUR	240.50	EUR	833	(6,382)
DSV A/S	Barclays Bank PLC	3,100	05/13/25	DKK	1,391.41	DKK	4,136	(14,619)
EDP Renovaveis SA	Bank of America N.A.	96,200	05/13/25	EUR	8.77	EUR	741	(1,771)
Heidelberg Materials AG	Citibank N.A.	12,000	05/13/25	EUR	171.88	EUR	1,913	(38,638)
PG&E Corp.	BNP Paribas SA	62,100	05/14/25	USD	17.67	USD	1,067	(28,288)
SSE PLC	UBS AG	169,900	05/15/25	GBP	15.61	GBP	2,709	(181,851)
Vestas Wind Systems A/S	Citibank N.A.	61,700	05/15/25	DKK	105.70	DKK	5,889	(29,274)
								$ (2,041,959)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Air Freight & Logistics	$ —	$ 3,586,832	$ —	$ 3,586,832
Building Products	23,776,283	20,867,341	—	44,643,624
Chemicals	8,037,877	7,317,254	—	15,355,131
Commercial Services & Supplies	25,449,960	—	—	25,449,960
Construction & Engineering	10,980,576	15,153,686	—	26,134,262
Construction Materials	—	5,917,031	—	5,917,031
Electric Utilities	117,439,736	23,206,399	—	140,646,135
Electrical Equipment	42,028,575	25,961,685	—	67,990,260
Electronic Equipment, Instruments & Components	—	6,050,556	—	6,050,556
Ground Transportation	11,911,026	—	—	11,911,026
Independent Power and Renewable Electricity Producers	9,682,191	4,580,277	—	14,262,468
Machinery	8,711,906	—	—	8,711,906
Multi-Utilities	49,726,673	19,524,995	—	69,251,668
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$ 58,336,976	$ —	$ —	$ 58,336,976
Semiconductors & Semiconductor Equipment	7,574,991	—	—	7,574,991
Short-Term Securities
Money Market Funds	6,623,678	—	—	6,623,678
	$380,280,448	$132,166,056	$—	$512,446,504
Derivative Financial Instruments(a)
Equity Contracts	$ —	$ —	$ —	$ —
Liabilities
Equity Contracts	(1,671,375)	(2,410,358)	—	(4,081,733)
	$(1,671,375)	$(2,410,358)	$—	$(4,081,733)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
USD	United States Dollar

Portfolio Abbreviation
LP	Limited Partnership